OTHER ASSETS AND OTHER LIABILITIES - The movement of investment properties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in investment property [abstract]
Begining Balance	S/ 450,929
Ending Balance	466,859	S/ 450,929
Impairment loss	1,410	1,410
Cost
Changes in investment property [abstract]
Begining Balance	491,366	484,782
Additions	26,533	33,321
Sales	(233)	(26,775)
Disposals and other	3,748	38
Ending Balance	513,918	491,366
Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	(39,027)	(43,488)
Sales	148	11,435
Disposals and other	248	247
Depreciation for the year	7,018	6,727
Ending Balance	(45,649)	(39,027)
Land [Member]
Changes in investment property [abstract]
Ending Balance	262,750
Impairment loss	689
Land [Member] | Cost
Changes in investment property [abstract]
Begining Balance	253,041
Additions	12,543
Sales	(31)
Disposals and other	(2,114)
Ending Balance	263,439	253,041
Land [Member] | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	0
Sales	0
Disposals and other	0
Depreciation for the year	0
Ending Balance	0	0
Buildings [member]
Changes in investment property [abstract]
Ending Balance	204,109
Impairment loss	721
Buildings [member] | Cost
Changes in investment property [abstract]
Begining Balance	238,325
Additions	13,990
Sales	(202)
Disposals and other	1,634
Ending Balance	250,479	238,325
Buildings [member] | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	(39,027)
Sales	148
Disposals and other	248
Depreciation for the year	7,018
Ending Balance	S/ (45,649)	S/ (39,027)